DISCONTINUED OPERATIONS - Consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of cash flows
Effect of currency translation	€ 1,420	€ (307)
Net cash flows for the year		(488)
GIVEMESPORT
Consolidated statements of cash flows
Net cash used in operating activities		(584)
Net cash used in financing activities		(74)
Effect of currency translation		170
Net cash flows for the year		€ (488)